Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
9.	Accounts payable and accrued liabilities

($000s)	June 30, 2023	December 31, 2022
Trade payables (a)	16,663	15,686
Non-trade payables and accrued expenses (b)	45,377	27,270
	62,040	42,956

(a)	Includes accrued interest payable of $4.9 million (December 31, 2022 – nil).

(b)	Non-trade payables and accrued expenses include $41.9 million (December 31, 2022 – $26.3 million) of accrued expenses related to construction at KSM.